Software, Equipment, And Property - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cypress Holdings Inc And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5.3	$ 4.2	$ 10.5	$ 8.5	$ 17.7	$ 18.4	$ 14.7